Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the “compensation actually paid” to our named executive officers (“NEOs”), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section. Note that for our NEOs other than our principal executive officer (the “PEO”), compensation and any applicable adjustments are reported as averages.

The compensation committee does not use compensation actually paid as a basis for making compensation decisions. Further, the Company does not use financial performance measures to link compensation actually paid to the NEOs to Company performance.

Year	Summary compensation table total for PEO	Compensation actually paid to PEO (1)	Average summary compensation table total for non-PEO named executive officers	Average compensation actually paid to non-PEO named executive officers (2)	Value of initial fixed $100 investment based on Total Shareholder Return	Net income (in thousands)
2025	$1,492,040	$475,363	$893,322	$264,237	$47.13	$(127,037)
2024	$1,784,250	$1,434,729	$1,109,984	$895,565	$63.75	$(56,573)
2023	$1,961,068	$1,491,913	$1,203,051	$915,240	$75.04	$(117,241)

(1) Mr. Dondero was our PEO for all three reporting years. The following are the adjustments made during each year to arrive at the compensation actually paid to our PEO during each year:

PEO Total Compensation Amount	$ 1,492,040	$ 1,784,250	$ 1,961,068
PEO Actually Paid Compensation Amount	$ 475,363	1,434,729	1,491,913
Adjustment To PEO Compensation, Footnote
Adjustments	2025	2024	2023
Amounts reported under “Stock Awards” in Summary Compensation Table	$(1,492,040)	$(1,784,250)	$(1,961,068)
Fair Value of Awards Granted in Year that Remain Unvested as of Year-End	$1,471,540	$1,784,250	$1,491,913
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(710,980)	$(260,380)	-
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(285,197)	$(89,140)	-
Total Adjustments	$(1,016,677)	$(349,521)	$(469,155)

Non-PEO NEO Average Total Compensation Amount	$ 893,322	1,109,984	1,203,051
Non-PEO NEO Average Compensation Actually Paid Amount	$ 264,237	895,565	915,240
Adjustment to Non-PEO NEO Compensation Footnote

(2) The non-PEO NEOs for the years ended December 31, 2025, 2024 and 2023 are Matt McGraner and Dustin Norris. The following are the adjustments made during each year to arrive at the average compensation actually paid to our non-PEO NEOs during the years ended December 31, 2025, 2024 and 2023:

Adjustments	2025	2024	2023
Amounts reported under “Stock Awards” in Summary Compensation Table	$(893,322)	$(1,109,984)	$(1,203,051)
Fair Value of Awards Granted in Year that Remain Unvested as of Year-End	$881,047	$1,109,983	$915,240
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(440,462)	$(159,735)	-
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(176,348)	$(54,685)	-
Total Adjustments	$(629,085)	$(214,419)	$(287,811)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income

Relationship between Compensation Actually Paid and Performance Measures

The following charts set forth the relationship between the compensation actually paid to the PEO and the average compensation actually paid to the NEOs other than the PEO for fiscal years 2025, 2024 and 2023 to each of (1) net income and (2) total shareholder return.

Total Shareholder Return Amount	$ 47.13	63.75	75.04
Net Income (Loss)	(127,037,000)	(56,573,000)	(117,241,000)
PEO Name				Mr. Dondero
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,016,677)	(349,521)	(469,155)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,492,040)	(1,784,250)	(1,961,068)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,471,540	1,784,250	1,491,913
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(710,980)	(260,380)	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(285,197)	(89,140)	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(629,085)	(214,419)	(287,811)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(893,322)	(1,109,984)	(1,203,051)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	881,047	1,109,983	915,240
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(440,462)	(159,735)	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (176,348)	$ (54,685)	$ 0